Note 11 - Subsequent Events (Details Textual) - USD ($)			9 Months Ended
	Nov. 01, 2018	Oct. 22, 2018	Sep. 30, 2017	Aug. 31, 2017
Statement Line Items [Line Items]
Issue of equity			$ 137,865,000
Issuance of common stock from option exercise	795,000
Shares issued, price per share				$ 15
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of shares offered	5,300,000
Issuance of common stock from option exercise	795,000
Total number of shares issued	6,095,000
Shares issued, price per share	$ 13.25
Proceeds from issue of ordinary shares, gross	$ 75,413,225
Major ordinary share transactions [member] | At the market equity offering [member]
Statement Line Items [Line Items]
Sale of stock maximum offering value		$ 40,000,000
Issue of equity		$ 0
Equity issuance commission percentage		3.00%